UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    April 10, 2006

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 86

Form 13F information table value total: $169,116,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


Abbott Labs                    COM      002824 10 0    2,681       63,136 SH   SOLE              0   0   63,136
Adobe Sys Inc	               COM      00724F 10 1      847       24,250 SH   SOLE              0   0   24,250
Amgen Inc.                     COM      031162 10 0    2,690       36,986 SH   SOLE              0   0   36,986
Anheuser Busch Cos Inc         COM      035229 10 3    3,021       70,648 SH   SOLE              0   0   70,648
AT&T Corp                      COM NEW  00206R 10 2    2,176	   80,473 SH   SOLE              0   0   80,473
Auto Data Processing In        COM      053015 10 3    2,531       55,420 SH   SOLE              0   0   55,420
Bank of America Corporation    COM      060505 10 4    1,537       33,761 SH   SOLE              0   0   33,761
Baxter Intl Inc                COM      071813 10 9    2,979       76,774 SH   SOLE              0   0   76,774
Becton Dickinson & Co          COM      075887 10 9    2,565	   41,667 SH   SOLE              0   0   41,667
BellSouth Corp                 COM      079860 10 2    1,127       32,528 SH   SOLE              0   0   32,528
Berkshire Hathaway Inc Del    CL B      084670 20 7      491          163 SH   SOLE              0   0      163
Boeing Co                      COM      097023 10 5    2,894       37,134 SH   SOLE              0   0   37,134
BP PLC               SPONSORED ADR      110889 40 9    4,375       63,460 SH   SOLE              0   0   63,460
Bristol Myers Squibb Co        COM      110122 10 8    1,234       50,143 SH   SOLE              0   0   50,143
Cadbury Schweppes PLC          ADR      127209 30 2    2,576       64,402 SH   SOLE              0   0   64,402
CBS Corporation               CL B      124857 20 2      407       17,000 SH   SOLE              0   0   17,000
Chevron Corp New               COM      166764 10 0    3,615       62,373 SH   SOLE              0   0   62,373
Cisco Sys Inc                  COM      17275R 10 2    3,332      153,303 SH   SOLE              0   0  153,303
Citigroup Inc                  COM      172967 10 1    1,414       29,952 SH   SOLE              0   0   29,952
Citizens Communications Co     COM      17453B 10 1      408       30,775 SH   SOLE              0   0   30,775
Coca Cola Co                   COM      191216 10 0    2,396       57,234 SH   SOLE              0   0   57,234
ConocoPhillips                 COM      20825C 10 4    1,673       26,505 SH   SOLE              0   0   26,505
Corning Inc                    COM      219350 10 5    1,619       60,158 SH   SOLE              0   0   60,158
Costco Whsl Corp New           COM      22160Q 10 2    2,485       45,892 SH   SOLE              0   0   45,892
Disney Walt Co.                COM      254687 10 6    1,950       69,949 SH   SOLE              0   0   69,949
Dow Jones & Co Inc             COM      260561 10 5      469       11,938 SH   SOLE              0   0   11,938
EMC Corp Mass                  COM      268648 10 2      972       71,360 SH   SOLE              0   0   71,360
Ebay Inc                       COM      278642 10 3    1,134       29,075 SH   SOLE              0   0   29,075
Electronic Arts Inc            COM      285512 10 9      890       16,265 SH   SOLE              0   0   16,265
Emerson Elec Co                COM      291011 10 4    1,770       21,170 SH   SOLE              0   0   21,170
Exxon Mobil Corp               COM      30231G 10 2    2,909       47,793 SH   SOLE              0   0   47,793
Fifth Third Bancorp            COM      316773 10 0      539       13,700 SH   SOLE              0   0   13,700
First Data Corp                COM      319963 10 4    2,344       50,081 SH   SOLE              0   0   50,081
Gannett Inc                    COM      364730 10 1    2,749       45,892 SH   SOLE              0   0   45,892
General Electric Co            COM      369604 10 3    3,986      114,620 SH   SOLE              0   0  114,620
General Mills Inc.             COM      370334 10 4    1,292       25,507 SH   SOLE              0   0   25,507
Google Inc.                  CL  A      38259P 50 8    1,013        2,599 SH   SOLE              0   0    2,599
Hain Celestial Group Inc       COM      405217 10 0      442       16,900 SH   SOLE              0   0   16,900
Hewlett-Packard Co             COM      428236 10 3    3,691      112,187 SH   SOLE              0   0  112,187
Home Depot Inc                 COM      437076 10 2    2,469       58,377 SH   SOLE              0   0   58,377
Hubbell Inc                  CL  A      443510 10 2      666       14,175 SH   SOLE              0   0   14,175
Hubbell Inc                  CL  B      443510 20 1      522       10,186 SH   SOLE              0   0   10,186
Hutton Tele Trust              COM      447900 10 1       75       32,000 SH   SOLE              0   0   32,000
Intel Corp                     COM      458140 10 0    4,285      220,225 SH   SOLE              0   0  220,225
Intl Business Machs            COM      459200 10 1    5,378       65,216 SH   SOLE              0   0   65,216
Intl Game Technolog            COM      459902 10 2    1,084       30,800 SH   SOLE              0   0   30,800
Jacobson Stores                COM      469834 10 5        0       69,255 SH   SOLE              0   0   69,255
Johnson & Johnson              COM      478160 10 4    4,468       75,462 SH   SOLE              0   0   75,462
Kansas City Life Ins Co        COM      484836 10 1      215        4,200 SH   SOLE              0   0    4,200
Lee Enterprises Inc            COM      523768 10 9      604       18,151 SH   SOLE              0   0   18,151
Liberty Media Corp New   COM SER A      530718 10 5      824      100,362 SH   SOLE              0   0  100,362
Lilly Eli & Co.                COM      532457 10 8    3,006       54,359 SH   SOLE              0   0   54,359
Lucent Technologies Inc        COM      549463 10 7       47       15,621 SH   SOLE              0   0   15,621
Masco Corp                     COM      574599 10 6    2,205       67,891 SH   SOLE              0   0   67,891
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,561       75,660 SH   SOLE              0   0   75,660
McClatchy Co                  CL A      579489 10 5      925       18,950 SH   SOLE              0   0   18,950
Medtronic Inc                  COM      585055 10 6      455        8,981 SH   SOLE              0   0    8,981
Merck & Co Inc                 COM      589331 10 7      979       27,790 SH   SOLE              0   0   27,790
Microsoft Corp                 COM      594918 10 4    2,952      108,487 SH   SOLE              0   0  108,487
Minnesota Mining               COM      604059 10 5    3,216       42,492 SH   SOLE              0   0   42,492
Motorola Inc                   COM      620076 10 9    2,372      103,556 SH   SOLE              0   0  103,556
New York Times Co             CL A      650111 10 7    1,113       44,005 SH   SOLE              0   0   44,005
Oracle Corp		       COM      68389X 10 5      765 	   55,906 SH   SOLE              0   0   55,906
Pentair Inc.                   COM      709631 10 5    1,521       37,325 SH   SOLE              0   0   37,325
Pepsico Inc                    COM      713448 10 8    4,539       78,546 SH   SOLE              0   0   78,546
Pfizer Inc                     COM      717081 10 3    5,709      229,103 SH   SOLE              0   0  229,103
Procter & Gamble Co            COM      742718 10 9    4,115       71,414 SH   SOLE              0   0   71,414
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      459        7,387 SH   SOLE              0   0    7,387
Schlumberger Ltd               COM      806857 10 8    4,549       35,945 SH   SOLE              0   0   35,945
Snap On Inc                    COM      833034 10 1    1,066       27,972 SH   SOLE              0   0   27,972
Sysco Corp                     COM      871829 10 7    2,098       65,458 SH   SOLE              0   0   65,458
Target Corp                    COM      87612e 10 6    3,375       64,901 SH   SOLE              0   0   64,901
Time Warner Inc                COM      887317 10 5    2,017      120,161 SH   SOLE              0   0  120,161
Tribune Co New                 COM      896047 10 7    1,405       46,444 SH   SOLE              0   0   46,444
U S T Inc                      COM      902911 10 6      671       16,150 SH   SOLE              0   0   16,150
Union Pac Corp                 COM      907818 10 8      936       10,030 SH   SOLE              0   0   10,030
United Parcel Service Inc      COM      911312 10 6    3,078       38,780 SH   SOLE              0   0   38,780
Verizon Communications         COM      92343v 10 4    2,287       67,143 SH   SOLE              0   0   67,143
Viacom Inc                    CL B      925524 30 8      659       17,000 SH   SOLE              0   0   17,000
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,611       77,114 SH   SOLE              0   0   77,114
Wal Mart Stores Inc            COM      931142 10 3    1,740       36,838 SH   SOLE              0   0   36,838
Watts Water Tech Inc.         CL A      942749 10 2      725       19,950 SH   SOLE              0   0   19,950
Wells Fargo & Co New           COM      949746 10 1    1,662       26,033 SH   SOLE              0   0   26,033
Wyeth                          COM	983024 10 0    4,056       83,611 SH   SOLE              0   0   83,611
Yahoo Inc                      COM      984332 10 6    1,355       42,020 SH   SOLE              0   0   42,020
Zimmer Hldgs Inc               COM      98956P 10 2    1,074       15,895 SH   SOLE              0   0   15,895
